Leases - Additional Information (Detail) - CAD ($)	6 Months Ended
	Jun. 30, 2022	Jan. 01, 2022	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	12 years
Right-of-use assets	$ 7,298,424		$ 916,028		$ 3,660,717	$ 4,206,808	$ 285,086
Lease Liabilities	$ 7,678,618		$ 1,045,472	[1]
Office Space [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets		$ 6,322,509
Lease Liabilities		$ 6,221,749

[1]	Variable costs due under leases not included in this amount. Minimum payment related to leases which have not yet commenced are not included in this amount. See Note 29.